DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
DISCONTINUED OPERATIONS
Schedule of discontinued operations presented in consolidated statements of operations and consolidated balance sheets

The following table presents the major classes of ADCL’s results within Net loss from discontinued operations, net of tax in the condensed consolidated statement of operations for the three and six months ended March 31, 2025:

	March 31, 2025		Fiscal Year Ended September 30,
	Three Months	Six Months	2025	2024
Clinical laboratory service revenues	$220,552	$546,878	$572,928	$1,317,930

Cost of clinical laboratory service revenues	245,223	493,681	790,455	1,275,891

Gross profit	(24,671)	53,197	(217,527)	42,039

Selling, general and administrative	59,292	123,401	215,105	398,357
Interest (income)	(143)	3,286	(3,301)	(55,819)
Other expense, net	—	—	36,600	—
Net loss from discontinued operations	(84,106)	(66,918)	(392,731)	(300,499)
Provision for income taxes	—	—	—	—
Net loss from discontinued operations, net of tax	$(84,106)	$(66,918)	$(392,731)	$(300,499)

Assets and liabilities of discontinued operations associated with ADCL presented in the consolidated balance sheets as of March 31, 2026 and September 30, 2025 are included in the following table:

	March 31,	September 30,
	2026	2025
ASSETS
Cash and cash equivalents	$—	$6,971
Accounts receivable, net	—	—
Inventories	—	—
Prepaid expenses and other current assets	—	—
Total current assets of discontinued operations	—	6,971
Property and equipment, net	—	—
Total assets of discontinued operations	—	6,971

LIABILITIES
Accounts payable and accrued liabilities	—	—
Total liabilities of discontinued operations	$—	$—

	Fiscal Year Ended September 30,
	2025	2024
Clinical laboratory service revenues	$572,928	$1,317,930

Cost of clinical laboratory service revenues	790,455	$1,275,891

Gross profit	(217,527)	42,039

Selling, general and administrative	215,105	398,357
Interest (income)	(3,301)	(55,819)
Other expense, net	36,600	—
Net loss from discontinued operations	(392,731)	(300,499)
Provision for income taxes	—	—
Net loss from discontinued operations, net of tax	$(392,731)	$(300,499)

	September 30,	September 30,
	2025	2024
ASSETS
Cash and cash equivalents	$6,971	$578,732
Accounts receivable, net	—	33,760
Inventories	—	5,867
Prepaid expenses and other current assets	—	59,787
Total current assets of discontinued operations	6,971	678,146
Property and equipment, net	—	94,337
Total assets of discontinued operations	6,971	772,483

LIABILITIES
Accounts payable and accrued liabilities	—	56,061
Total liabilities of discontinued operations	$—	$56,061